Commitments and Contingencies	5 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020
Commitments and Contingencies
5.	COMMITMENTS AND CONTINGENCIES
The Company, from time to time, is made a party to various claims, legal actions, and complaints arising in the ordinary course of business. The Company is not aware of any legal proceedings or other claims, legal actions, or complaints through the date of issuance of these financial statements.
On November 1, 2017, the Company executed a standby letter of credit with First Republic Bank totaling $725 thousand for security of its operating lease of office and manufacturing space in Wilsonville, Oregon. The letter of credit is fully secured by restricted certificate of deposit accounts. The Company can draw $200 thousand on the 95 th
day following each of the twelfth, twenty-fourth and thirty-sixth full calendar month following the commencement date of the lease (November 1, 2017), and an additional $50 thousand on the 95 th
day following the forty-eighth full calendar month following November 1, 2017. The letter of credit shall not be reduced below $75 thousand. As of September 30, 2021, and December 31, 2020, the standby letter of credit balance was $125 thousand and $325 thousand, respectively. The Company drew $200 thousand in the three and nine months ended September 30, 2021. There were no draws against the letter of credit during the three and nine months ended September 30, 2020.
The Company purchases materials from several suppliers and has entered into agreements with various contract manufacturers, which include cancelable and noncancelable purchase commitments.
As of September 30, 2021, and December 31, 2020, total unfulfilled noncancelable purchase commitments were $13,392 thousand and $3,410 thousand, respectively. In addition, total unfulfilled cancellable purchase commitments amounted to $3,774 thousand and $787 thousand as of September 30, 2021 and December 31, 2020, respectively. These purchase commitments were not recorded in the condensed financial statements.

9.	COMMITMENTS AND CONTINGENCIES
The Company, from time to time, is a party to various claims, legal actions, and complaints arising in the ordinary course of business. The Company is not aware of any legal proceedings or other claims, legal actions, or complaints through the date of issuance of these financial statements.
As of December 31, 2020, and 2019, the Company had a standby letter of credit with First Republic Bank totaling $725 thousand for security of their operating lease of office and manufacturing space in Wilsonville, Oregon. The letter of credit is fully secured by restricted certificate of deposit accounts. There were no draws against the letter of credit during the years ended December 31, 2020 and 2019.
The Company purchases materials from several suppliers and has entered into agreements with various contract manufacturers, which include cancelable and noncancelable purchase commitments.
As of December 31, 2020, and 2019, total unfulfilled noncancelable purchase commitments were $3,410 thousand and $2,125 thousand, respectively. In addition, total unfulfilled cancellable purchase commitments amounted to $787 thousand and $225 thousand as of December 31, 2020, and 2019, respectively. These purchase commitments were not recorded in the financial statements.

ACON S2 Acquisition Corp [Member]
Commitments and Contingencies
Note 7—Commitments and Contingencies
Registration and Shareholder Rights
The holders of the Founder Shares, Private Placement Warrants and any warrants that may be issued upon conversion of Working Capital Loans (and any Class A ordinary shares issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans) are entitled to registration rights pursuant to a registration and shareholder rights agreement. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company registers such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of the initial Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriting Agreement
The Company granted the underwriters
a 45-day option
from the date of our initial public offering to purchase up to 3,750,000 additional Units at the Initial Public Offering price less the underwriting discounts and commissions. The over-allotment option expired unexercised on October 31, 2020.
The underwriters were entitled to an underwriting discount of $0.20 per unit, or $5.0 million in the aggregate, paid upon the closing of the Initial Public Offering. In addition, $0.35 per unit, or approximately $8.8 million in the aggregate will be payable to the underwriters for deferred underwriting commissions. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.
Legal fees
The Company obtained legal advisory services, pursuant to which the legal counsel agreed to defer fees until the closing of a Business Combination. As of December 31, 2020, the Company has incurred approximately $490,000 in legal fees.

Note 7
-
Commitments and Contingencies
Registration and Shareholder Rights
The holders of the Founder Shares, Private Placement Warrants and any warrants that may be issued upon conversion of Working Capital Loans (and any Class A ordinary shares issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans) are entitled to registration rights pursuant to a registration and shareholder rights agreement. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company registers such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of the initial business combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriting Agreement
The underwriters were entitled to an underwriting discount of $0.20 per unit, or $5.0 million in the aggregate, paid upon the closing of the Initial Public Offering. In addition, $0.35 per unit, or approximately $8.8 million in the aggregate will be payable to the underwriters for deferred underwriting commissions. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a business combination, subject to the terms of the underwriting agreement.